LOSS PER SHARE (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest		¥ (40,486,287)	$ (25,538,677)	¥ (177,795,168)	¥ (217,092,926)	¥ (118,165,850)
Accretion on redeemable noncontrolling interest		10,497,201	1,842,569	12,827,598	40,918,773	57,126,233
Net loss attributable to ordinary shareholders	¥ 449,835,286	¥ (50,983,488)	$ (27,381,246)	¥ (190,622,766)	¥ (258,011,699)	¥ (175,292,083)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding		84,283,464	106,407,008	106,407,008	62,114,760	33,426,448
Loss per share - Basic and diluted | (per share)	¥ 3.88	¥ (0.60)	$ (0.26)	¥ (1.79)	¥ (4.15)	¥ (5.24)